ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
NOTE 8:-	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2021	2020
Warranty provision	$60	$27
Accrued expenses	5,165	2,536
Fixed assets creditors	1,433	-
Others	50	16
	$6,708	$2,579